Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

October 3, 2012

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 259 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for the fund listed in Exhibit A, the form of the Funds’ prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 259 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on September 25, 2012.

If you have any questions, please contact Maureen Towle at (617) 210-3682.

Sincerely,

  /s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Funds Trust

Wells Fargo Advantage Inflation-Protected Bond Fund
Wells Fargo Advantage Total Return Bond Fund